Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Banking Portfolio
November 30, 2021
BAN-NPRT3-0122
1.810667.117
Common Stocks - 99.4%
	Shares	Value ($)
Banks - 86.0%
Diversified Banks - 22.8%
Bank of America Corp.	891,776	39,657,280
Citigroup, Inc.	453,900	28,913,430
Piraeus Financial Holdings SA (a)	330,200	477,836
U.S. Bancorp	544,900	30,154,766
Wells Fargo & Co.	821,992	39,274,778
		138,478,090
Regional Banks - 63.2%
1st Source Corp.	153,281	7,089,246
American National Bankshares, Inc.	177,186	6,481,464
Ameris Bancorp (b)	131,460	6,398,158
Associated Banc-Corp.	588,600	12,890,340
Bank OZK	302,900	13,542,659
BOK Financial Corp.	157,600	16,265,896
Cadence Bank	360,239	10,526,184
Camden National Corp.	9,632	441,338
Comerica, Inc.	130,600	10,778,418
Community Trust Bancorp, Inc.	159,676	6,706,392
ConnectOne Bancorp, Inc.	162,100	5,268,250
East West Bancorp, Inc.	220,300	16,963,100
Eastern Bankshares, Inc.	154,700	3,114,111
First Horizon National Corp.	901,700	14,544,421
First Interstate Bancsystem, Inc. (b)	142,188	5,801,270
First Midwest Bancorp, Inc., Delaware	256,500	5,060,745
Great Western Bancorp, Inc.	354,662	11,898,910
Heartland Financial U.S.A., Inc.	261,900	12,440,250
Huntington Bancshares, Inc.	1,334,800	19,808,432
KeyCorp	532,000	11,938,080
Lakeland Financial Corp. (b)	62,300	4,399,626
M&T Bank Corp.	164,900	24,175,989
PacWest Bancorp	333,336	14,913,453
Peoples United Financial, Inc.	527,000	8,980,080
PNC Financial Services Group, Inc.	133,900	26,378,300
Popular, Inc.	168,400	13,104,888
Preferred Bank, Los Angeles	140,095	9,547,474
Sierra Bancorp	129,800	3,268,364
Signature Bank	44,090	13,328,407
Trico Bancshares	106,087	4,472,628
Truist Financial Corp.	260,900	15,473,979
UMB Financial Corp.	74,966	7,540,080
Univest Corp. of Pennsylvania	282,200	7,780,254
WesBanco, Inc.	267,300	8,700,615
Wintrust Financial Corp.	154,300	13,505,879
Zions Bancorp NA	162,050	10,222,114
		383,749,794
TOTAL BANKS		522,227,884
Capital Markets - 4.1%
Asset Management & Custody Banks - 4.1%
Bank of New York Mellon Corp.	204,300	11,193,597
State Street Corp.	153,200	13,630,204
		24,823,801
Consumer Finance - 1.8%
Consumer Finance - 1.8%
Capital One Financial Corp.	47,000	6,604,910
OneMain Holdings, Inc.	90,800	4,520,932
		11,125,842
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Phoenix Vega Mezz PLC	330,200	20,484
Thrifts & Mortgage Finance - 7.5%
Thrifts & Mortgage Finance - 7.5%
Essent Group Ltd.	317,629	13,207,014
MGIC Investment Corp.	944,300	13,314,630
NMI Holdings, Inc. (a)	539,202	10,568,359
Radian Group, Inc.	335,836	6,840,979
Southern Missouri Bancorp, Inc.	26,700	1,426,047
		45,357,029
TOTAL COMMON STOCKS (Cost $448,913,967)		603,555,040

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	3,875,830	3,876,605
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	8,693,056	8,693,925
TOTAL MONEY MARKET FUNDS (Cost $12,570,530)		12,570,530

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $461,484,497)	616,125,570
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(9,051,593)
NET ASSETS - 100.0%	607,073,977

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	6,125,655	117,946,474	120,195,524	1,083	-	-	3,876,605	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	71,853,389	63,159,464	1,400	-	-	8,693,925	0.0%
Total	6,125,655	189,799,863	183,354,988	2,483	-	-	12,570,530

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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